Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.